Stock-based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Stock Option Plan [Member]
Summary of Stock Acquisition Rights Transactions [Table Text Block]

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	606,400	¥1
Transitioned to the Board Incentive Plan(1)	(121,100)	1

Outstanding, end of fiscal year	485,300	¥1	22.86	¥266

Exercisable, end of fiscal year	—	¥—	—	¥—

Notes:

(1)	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.
(2)	There were no issuances under the Stock Option Plan during the fiscal years ended March 31, 2017, 2018 and 2019.

Board Incentive Plan [Member]
Roll-forward of Common Share of MUFG [Table Text Block]

	2019
	The BIP Trust I		The BIP Trust II
	Number of Shares	Weighted— average grant—date fair value	Number of Shares	Weighted— average grant—date fair value
Nonvested, beginning of fiscal year	2,085,633	¥533.17	7,045,349	¥524.43
Granted	6,959,500	722.10	6,090,100	722.10
Vested	(2,654,379)	630.44	(1,825,882)	659.75
Forfeited	(850,072)	544.77	(6,566,937)	527.37

Nonvested, end of fiscal year	5,540,682	¥722.10	4,742,630	¥722.10

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2017			2018			2019
	The BIP Trust I	The BIP Trust II	The BIP Trust III	The BIP Trust I	The BIP Trust II	The BIP Trust III	The BIP Trust I	The BIP Trust II	The BIP Trust III
	(in millions)
Compensation costs	¥1,238	¥1,039	¥2,112	¥2,514	¥1,452	¥218	¥1,601	¥723	¥520
Tax benefit	379	318	385	770	445	67	490	221	159
Unrecognized compensation costs	1,617	346	—	396	360	—	2,604	182	—

MUAH Plan [Member] | MUAH [Member]
Roll-forward of Restricted Stock Units [Table Text Block]

	Restricted Stock Units
	2018
	Number of Units	Weighted Average Grant Date Fair Value
Units outstanding, beginning of fiscal year	27,838,414	$5.86
Activity during fiscal year:
Granted	14,667,730	5.89
Vested	(13,198,540)	5.88
Forfeited	(864,534)	5.97

Units outstanding, end of fiscal year	28,443,070	5.86

Summary of Compensation Costs and Tax Benefits [Table Text Block]

	2016	2017	2018
	(in millions)
Compensation costs	¥7,292	¥7,405	¥8,503
Tax benefit	2,830	2,917	2,209
Unrecognized compensation costs	11,183	12,543	12,210